Borrowings - Schedule of Long-Term Borrowings Composition (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Principal debt issued	$ 10,283	$ 8,288	$ 37
Less: Unamortized debt issuance costs and discounts	44	47	0
Less: Current portion of long-term borrowings	5	7	6
Long-term borrowings, net of current portion	10,234	8,234	31
5.550% senior notes due November 15, 2024 [Member]
Debt Instrument [Line Items]
Principal debt issued	1,000	1,000	0
5.600% senior notes due November 15, 2025 [Member]
Debt Instrument [Line Items]
Principal debt issued	1,500	1,500	0
5.650% senior notes due November 15, 2027 [Member]
Debt Instrument [Line Items]
Principal debt issued	1,750	1,750	0
5.857% senior notes due March 15, 2030 [Member]
Debt Instrument [Line Items]
Principal debt issued	1,250	1,250	0
5.905% senior notes due November 22, 2032 [Member]
Debt Instrument [Line Items]
Principal debt issued	1,750	1,750	0
6.377% senior notes due November 22, 2052 [Member]
Debt Instrument [Line Items]
Principal debt issued	1,000	1,000	0
Term Loan Facility [Member]
Debt Instrument [Line Items]
Principal debt issued	2,000	0
Other [Member]
Debt Instrument [Line Items]
Principal debt issued	$ 33	$ 38	$ 37